UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

                               Goldman Sachs Trust
                                4900 Sears Tower
                                Chicago, IL 60606


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

         ILA Prime Obligations Portfolio
         ILA Money Market Portfolio
         ILA Government Portfolio
         ILA Treasury Obligations Portfolio
         ILA Treasury Instruments Portfolio
         ILA Federal Portfolio
         ILA Tax-Exempt Diversified Portfolio
         ILA Tax-Exempt California Portfolio
         ILA Tax-Exempt New York Portfolio
         Financial Square Prime Obligations Fund
         Financial Square Money Market Fund
         Financial Square Treasury Obligations Fund
         Financial Square Treasury Instruments Fund
         Financial Square Federal Fund
         Financial Square Government Fund
         Financial Square Tax-Free Money Market Fund
         Cash Portfolio
         Goldman Sachs Balanced Strategy Portfolio
         Goldman Sachs Growth and Income Strategy Portfolio
         Goldman Sachs Growth Strategy Portfolio
         Goldman Sachs Aggressive Growth Strategy Portfolio
         Goldman Sachs Conservative Strategy Portfolio
         Goldman Sachs Real Estate Securities Fund
         Goldman Sachs Internet Tollkeeper Fund
         Goldman Sachs CORE Tax-Managed Equity Fund

3.       Investment Company Act File Number:  811-5349

         Securities Act File Number:  33-17619

4(a)     Last day of fiscal year for which this Form is filed:

                           December 31, 2001


4(b)     [ ] Check  box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                   $603,106,077,637
                                                      ----------------
         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                         $565,406,711,418
                                                       ----------------

         (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
              the Commission:                                 $0
                                                         ------------

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:           -$565,406,711,418
                                                       --------------

         (v)  Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                           $37,699,366,219
                                                         ---------------


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]
                                                             $0
                                                         ------------
         (vii) Multiplier for determining
               registration fee:                          x  .000092
                                                          ----------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):          =$3,468,341.69
                                                       --------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                        +$       0
                                                          -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                        =$3,468,341.69
                                                          ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: April 1, 2002 (Wire No. 001699)

         Method of Delivery:

         [X] Wire Transfer
         [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                                    /s/ Peter W. Fortner
                                   ---------------------------------
                                   Peter W. Fortner, Asst. Treasurer


Date:  April 1, 2002




*Please print the name and title of the signing officer below the signature.